Annual Total Returns[BarChart] - PGIM Jennison Growth Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.48%	15.83%	37.49%	9.96%	11.10%	(1.19%)	36.79%	(0.96%)	33.18%	56.18%